Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is based on the weighted-average number of common shares outstanding. Diluted earnings (loss) per share includes the dilutive effect of potential common shares outstanding. Under the two-class method of computing earnings (loss) per share, non-vested share-based payment awards that contain rights to receive non-forfeitable dividends are considered participating securities. The Company’s participating securities include restricted stock units (RSUs), director deferred shares and shares that were vested but deferred by employees. The Company calculated basic and diluted earnings (loss) per share under both the treasury stock method and the two-class method. For the years presented there were no differences in the earnings (loss) per share amounts calculated using the two methods. Accordingly, the treasury stock method is disclosed below.

The following table represents amounts used in computing earnings (loss) per share and the effect on the weighted-average number of shares of dilutive potential common shares for the years ended December 31:

	2015	2014	2013
Numerator
Income (loss) used in basic and diluted earnings (loss) per share
Income (loss) from continuing operations, net of tax	$59.5	$107.3	$(190.2)
Income attributable to noncontrolling interests, net of tax	1.7	2.6	5.1
Income (loss) before discontinued operations, net of tax	57.8	104.7	(195.3)
Income from discontinued operations, net of tax	15.9	9.7	13.7
Net income (loss) attributable to Diebold, Incorporated	$73.7	$114.4	$(181.6)
Denominator
Weighted-average number of common shares used in basic earnings (loss) per share	64.9	64.5	63.7
Effect of dilutive shares (1)	0.7	0.7	—
Weighted-average number of shares used in diluted earnings (loss) per share	65.6	65.2	63.7
Basic earnings (loss) per share
Income (loss) before discontinued operations, net of tax	$0.89	$1.62	$(3.06)
Income from discontinued operations, net of tax	0.24	0.15	0.21
Net income (loss) attributable to Diebold, Incorporated	$1.13	$1.77	$(2.85)
Diluted earnings (loss) per share
Income (loss) before discontinued operations, net of tax	$0.88	$1.61	$(3.06)
Income from discontinued operations, net of tax	0.24	0.15	0.21
Net income (loss) attributable to Diebold, Incorporated	$1.12	$1.76	$(2.85)

Anti-dilutive shares
Anti-dilutive shares not used in calculating diluted weighted-average shares	1.5	1.1	2.6

(1)
Incremental shares of 0.5 were excluded from the computation of diluted loss per share for the year ended December 31, 2013 because their effect is anti-dilutive due to the loss from continuing operations.